Basis of Financial Statement Presentation - Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Business combination exchange ratio basis		one for ten
Cash and cash equivalents	$ 31,057	$ 31,057	$ 74,205	$ 40,811
Reclamation bond deposits current	1,086	$ 1,086		1,085
Percentage of tax benefit to be realized for recognition in the income statement		50.00%
Accounting Standards Update 2020-06 [Member]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Sep. 30, 2022
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true
Accounting Standards Update 2021-04 [Member]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Sep. 30, 2022
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true
UNITED STATES
Cash and cash equivalents	31,100	$ 31,100		431
AUSTRALIA
Cash and cash equivalents	$ 0	$ 0		$ 40,380
Australia, Dollars
Foreign currency translation rate	1.454	1.454
Translation adjustment functional to reporting currency gain loss reclassified to earnings net of tax	$ 248